Consolidated Statement of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities
Loss from continuing operations	$ (20,944)	$ (8,027)	$ (4,822)
(Loss)/ profit from discontinued operations	(625)	69	(281)
Income tax	(1,926)	(115)	713
Finance income	0	(2,397)	(33)
Finance expense	5,334	2,889	3,182
Depreciation of property, plant and equipment	770	1,089	898
Amortization of intangible assets	1,172	1,167	868
Gain/(loss) on solar development	13	(769)	(1,589)
Increase in equity instruments	0	0	113
Share-based payments	1,876	1,078	0
Decrease/(increase) in trade and other receivables	3,438	(813)	2,411
Increase in inventory	102	0	0
(Decrease)/Increase in trade and other payables	6,232	(9,453)	(6,851)
(Decrease)/increase in provisions	(572)	(95)	1,295
Corporation tax payments	0	0	(477)
Net cash (used in)/ from operating activities	(5,130)	(15,377)	(4,573)
Cash flows from investing activities
Proceeds on sale of property plant and equipment	57	36	432
Purchase of property, plant and equipment	(1,165)	(937)	(884)
Investment in capital projects	(4,254)	0	(277)
Proceeds on sale of capital projects	19	366	1,023
Acquisitions - consideration	0	(7,089)	0
Acquisitions - cash acquired	0	4,942	0
Net cash (used in)/ from investing activities	(5,343)	(2,682)	294
Cash flows from financing activities
Other borrowings	(85)	18	0
Lease repayments	0	(360)	(422)
Capital raise proceeds	243	34,866	0
Capital raise costs	(47)	(2,819)	0
Debtor finance borrowings/(repayments)	(4)	(518)	(347)
Loans from related parties	4,231	0	1,300
Repayment of loans from related parties	0	(2,226)	(257)
Bank loan borrowings	(166)	(33)	344
Chattel mortgage borrowings	74	32	300
Finance expense	(636)	(5,296)	(515)
Transfer from/(to) restricted cash	(55)	(127)	(381)
Net cash from financing activities	3,555	23,537	22
Net (decrease)/increase in cash and cash equivalents	(6,918)	5,478	(4,257)
Cash and cash equivalents at the beginning of the period	8,604	2,824	7,129
Effect of exchange rate movements on cash held	(401)	302	(48)
Cash and cash equivalents at the end of the period	$ 1,285	$ 8,604	$ 2,824